ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Attributable to Brookfield Infrastructure Partners L.P.

US$ MILLIONS	Revaluation Surplus	Foreign Currency Translation	Cash Flow Hedges	Equity accounted investments	Accumulated Other Comprehensive Income
Balance at December 31, 2023	$1,090	$(600)	$(17)	$—	$473
Other comprehensive income	71	35	2	—	108
Balance at December 31, 2024	$1,161	$(565)	$(15)	$—	$581
Other comprehensive income	119	84	(8)	—	195
Balance at December 31, 2025	$1,280	$(481)	$(23)	$—	$776